Deposits (Details) - Schedule of deposits - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deposits (Details) - Schedule of deposits [Line Items]
Deposits	$ 30,599,755	$ 29,885,057
Deposits for land use right [Member]
Deposits (Details) - Schedule of deposits [Line Items]
Deposits	17,261,400	16,858,237
Deposits for buildings [Member]
Deposits (Details) - Schedule of deposits [Line Items]
Deposits	$ 13,338,355	$ 13,026,820